SCHEDULE OF REVENUE INFORMATION ABOUT MAJOR CUSTOMERS (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 50,682,220	$ 45,804,377	$ 20,440,683
Customer A [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	14.90%
Revenue	$ 7,528,778
Customer B [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		15.20%	66.50%
Revenue		$ 6,968,663	$ 13,595,846
Customer C [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue			12.50%
Revenue			$ 2,549,151
Customer D [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		20.40%
Revenue		$ 9,350,021
Customer E [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	20.10%	15.40%
Revenue	$ 10,182,952	$ 7,052,000